Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Parenthetical) (Detail) ¥ in Billions	Mar. 31, 2019 JPY (¥)
Collateralized Transactions
U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations	¥ 3,860